Income Taxes (Details) - Schedule of U.S. federal statutory tax rate	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) - Schedule of U.S. federal statutory tax rate [Line Items]
Federal taxes at statutory rate	21.00%	21.00%	21.00%
State taxes, net of federal benefit	2.48%	(6.85%)	0.04%
Permanent items:
Other nondeductible items	(0.30%)	0.48%	0.17%
Subpart F income	(0.80%)		0.03%
SEC. 956 Income inclusion
Stock-based compensation	(10.88%)	0.74%	0.07%
Foreign withholding tax
Research & development credit	1.57%		(2.04%)
Global intangible low-taxed income			2.36%
Foreign rate differential and foreign tax credits	(0.74%)	2.15%	1.12%
Change in uncertainty in income taxes (“FIN48”)	(0.10%)
Other	(0.01%)	(3.43%)	(1.27%)
Effective tax rate	(32.08%)	(19.02%)	6.00%
U.S. Federal [Member]
Permanent items:
Change in valuation allowance	(34.09%)	(33.11%)	(15.48%)
U.S. States [Member]
Permanent items:
Change in valuation allowance	(11.17%)
Foreign [Member]
Permanent items:
Change in valuation allowance	0.96%